AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

SUPPLEMENT DATED DECEMBER 16, 2005 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2005

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of AXA Enterprise Multimanager Funds Trust (the “Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

The information provided below updates information regarding exchange privileges.

Under the heading, “Services for Investors,” and the subheading, “Exchange Privilege,” the seventh paragraph is replaced with the following:

Shares of each Fund generally may be exchanged for shares of a class with similar characteristics in another participating fund managed by AXA Equitable or Enterprise Capital Management, Inc. (collectively, “AXA Enterprise Funds”). Shares of each Fund also may be acquired in exchange for shares of the same class of an AXA Enterprise Fund. For more information about the AXA Enterprise Funds including each fund’s investment policies and strategies, risks, charges and expenses, visit www.axaenterprise.com or call 1-800-432-4320 for a prospectus. Please read the prospectus carefully before investing.

Under the heading, “Services for Investors,” the subheading, “Exchange Privilege,” and the additional subheading, “Exchange of Class A Shares,” the paragraph is replaced with the following:

Class A shares of all Funds are exchangeable for Class A shares of any other Fund or AXA Enterprise Fund. Class A shares of any Fund cannot be exchanged for Class B, C or Y shares of any other fund.

Under the heading, “Services for Investors,” the subheading, “Exchange Privilege,” and the additional subheading, “Exchange of Class B Shares,” the paragraph is replaced with the following:

Class B shares of all Funds are exchangeable for Class B shares of any other Fund or AXA Enterprise Fund. Class B shares of any Fund cannot be exchanged for Class A, C or Y shares of any other fund.

Under the heading, “Services for Investors,” the subheading, “Exchange Privilege,” and the additional subheading, “Exchange of Class C Shares,” the paragraph is replaced with the following:

Class C shares of all Funds are exchangeable for Class C shares of any other Fund or AXA Enterprise Fund. Class C shares of any Fund cannot be exchanged for Class A, B or Y shares of any other fund.

Under the heading, “Services for Investors,” the subheading, “Exchange Privilege,” and the additional subheading, “Exchange of Class Y Shares,” the paragraph is replaced with the following:

Class Y shares of all Funds are exchangeable for Class Y shares of any other Fund or AXA Enterprise Fund. Class Y shares of any Fund cannot be exchanged for Class A, B or C shares of any other fund.